Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Deferred Marine Transportation Charges [Policy Text Block]
Deferred Charges on Marine Transportation Assets
Our marine vessels are required by US Coast Guard regulations to be re-certified after a certain period of time, usually every five years.  The US Coast Guard states that vessels must meet specified "seaworthiness" standards to maintain required operating certificates. To meet such standards, vessels must undergo regular inspection, monitoring, and maintenance, referred to as "dry-docking." Typical dry-docking costs include costs incurred to comply with regulatory and vessel classification inspection requirements, blasting and steel coating, and steel replacement. We defer and amortize these costs to maintenance and repair expense over the length of time that the certification is supposed to last.

Basis of Consolidation and Presentation
Basis of Consolidation and Presentation
The accompanying financial statements and related notes present our consolidated financial position as of December 31, 2014 and 2013 and our results of operations, changes in partners’ capital and cash flows for the years ended December 31, 2014, 2013 and 2012. All intercompany balances and transactions have been eliminated. The accompanying Consolidated Financial Statements include Genesis Energy, L.P. and its subsidiaries.
Except per unit amounts, or as noted within the context of each footnote disclosure, the dollar amounts presented in the tabular data within these footnote disclosures are stated in thousands of dollars.

Joint Ventures
Joint Ventures
We participate in several joint ventures, including a 50% interest in Cameron Highway Oil Pipeline Company (or “CHOPS”), a 50% interest in Southeast Keathley Canyon Pipeline Company, LLC (or “SEKCO”), a 28% interest in Poseidon Oil Pipeline Company, L.L.C. (or "Poseidon") and a 29% interest in Odyssey Pipeline L.L.C. (or "Odyssey"). We account for our investments in these joint ventures by the equity method of accounting. See Notes 3 and 8.

Use of Estimates
Use of Estimates
The preparation of our Consolidated Financial Statements requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. We based these estimates and assumptions on historical experience and other information that we believed to be reasonable under the circumstances. Significant estimates that we make include: (1) liability and contingency accruals, (2) estimated fair value of assets and liabilities acquired and identification of associated goodwill and intangible assets, (3) estimates of future net cash flows from assets for purposes of determining whether impairment of those assets has occurred, and (4) estimates of future asset retirement obligations. Additionally, for purposes of the calculation of the fair value of awards under equity-based compensation plans, we make estimates regarding the expected life of the rights, expected forfeiture rates of the rights, volatility of our unit price and expected future distribution yield on our units. While we believe these estimates are reasonable, actual results could differ from these estimates. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of all demand deposits and funds invested in highly liquid instruments with original maturities of three months or less. We have no requirement for compensating balances or restrictions on cash. We periodically assess the financial condition of the institutions where these funds are held and believe that our credit risk is minimal.

Accounts Receivable
Accounts Receivable
We review our outstanding accounts receivable balances on a regular basis and record an allowance for amounts that we expect will not be fully recovered. Actual balances are not applied against the reserve until substantially all collection efforts have been exhausted.

Inventories	Inventories Our inventories are valued at the lower of cost or market. Cost is determined principally under the average cost method within specific inventory pools.
Fixed Assets
Fixed Assets
Property and equipment are carried at cost. Depreciation of property and equipment is provided using the straight-line method over the respective estimated useful lives of the assets. Asset lives are 5 to 40 years for pipelines and related assets, 20 to 30 years for marine vessels, 10 to 20 years for machinery and equipment, 3 to 7 years for transportation equipment, and 3 to 10 years for buildings and improvements, office equipment, furniture and fixtures and other equipment.
Interest is capitalized in connection with the construction of major facilities. The capitalized interest is recorded as part of the asset to which it relates and is amortized over the asset’s estimated useful life.
Maintenance and repair costs are charged to expense as incurred. Costs incurred for major replacements and upgrades are capitalized and depreciated over the remaining useful life of the asset. Certain volumes of crude oil and refined products are classified in fixed assets, as they are necessary to ensure efficient and uninterrupted operations of the gathering businesses. These crude oil and refined products volumes are carried at their weighted average cost.
Long-lived assets are reviewed for impairment. An asset is tested for impairment when events or circumstances indicate that its carrying value may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to be generated from the use and ultimate disposal of the asset. If the carrying value is determined to not be recoverable under this method, an impairment charge equal to the amount the carrying value exceeds the fair value is recognized. Fair value is generally determined from estimated discounted future net cash flows.

Asset Retirement Obligations
Asset Retirement Obligations
Some of our assets have contractual or regulatory obligations to perform dismantlement and removal activities, and in some instances remediation, when the assets are abandoned. In general, our future asset retirement obligations relate to future costs associated with the removal of our oil and CO2 pipelines, barge decommissioning, removal of equipment and facilities from leased acreage and land restoration. The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred, discounted to its present value using our credit adjusted risk-free interest rate, and a corresponding amount capitalized by increasing the carrying amount of the related long-lived asset. The capitalized cost is depreciated over the useful life of the related asset. Accretion of the discount increases the liability and is recorded to expense.

Direct Financing Leasing Arrangements
Direct Financing Leasing Arrangements
For our direct financing leases, we record the gross finance receivable, unearned income and the estimated residual value of the leased pipelines. Unearned income represents the excess of the gross receivable plus the estimated residual value over the costs of the pipelines. Unearned income is recognized as financing income using the interest method over the term of the transaction and is included in pipeline transportation services revenue in the Consolidated Statements of Operations. The pipeline cost is not included in fixed assets.
We review our direct financing lease arrangements for credit risk. Such review includes consideration of the credit rating and financial position of the lessee.

CO2 Assets
CO2 Assets
Our CO2 assets include three volumetric production payments, which are amortized on a units-of-production method. These assets are included in Other Assets in our Consolidated Balance Sheets.

Intangible and Other Assets
Intangible and Other Assets
Intangible assets with finite useful lives are amortized over their respective estimated useful lives. If an intangible asset has a finite useful life, but the precise length of that life is not known, that intangible asset shall be amortized over the best estimate of its useful life. At a minimum, we will assess the useful lives and residual values of all intangible assets on an annual basis to determine if adjustments are required. We are amortizing our customer and supplier relationships, contract agreements, licensing agreements and trade name based on the period over which the asset is expected to contribute to our future cash flows. Generally, the contribution of these assets to our cash flows is expected to decline over time, such that greater value is attributable to the periods shortly after the acquisition was made. Intangible assets associated with lease or other items are being amortized on a straight-line basis.
We test intangible assets periodically to determine if impairment has occurred. An impairment loss is recognized for intangibles if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. No impairment has occurred of intangible assets in any of the periods presented.
Costs incurred in connection with the issuance of long-term debt and certain amendments to our credit facilities are capitalized and amortized using the straight-line method over the term of the related debt. Use of the straight-line method does not differ materially from the “effective interest” method of amortization.

Goodwill
Goodwill
Goodwill represents the excess of purchase price over fair value of net assets acquired. We evaluate, and test if necessary, goodwill for impairment annually at October 1, and more frequently if indicators of impairment are present. During evaluation, we perform a qualitative assessment of relevant events and circumstances to determine the likelihood of goodwill impairment. If it is deemed more likely than not that the fair value of the reporting unit is less than its carrying amount, we calculate the fair value of the reporting unit. Otherwise, further testing is not necessary. If the calculated fair value of the reporting unit exceeds its book value including associated goodwill amounts, the goodwill is considered to be unimpaired and no impairment charge is required. If the fair value of the reporting unit is less than its book value including associated goodwill amounts, a charge to earnings may be necessary to reduce the carrying value of the goodwill to its implied fair value. In the event that we determine that goodwill has become impaired, we will incur a charge for the amount of impairment during the period in which the determination is made. No goodwill impairment has occurred in any of the periods presented.

Environmental Liabilities
Environmental Liabilities
We provide for the estimated costs of environmental contingencies when liabilities are probable to occur and a reasonable estimate of the associated costs can be made. Ongoing environmental compliance costs, including maintenance and monitoring costs, are charged to expense as incurred.

Equity-Based Compensation
Equity-Based Compensation
Our stock appreciation rights plan and phantom units issued under our 2010 Long-Term Incentive Plan result in the payment of cash to our employees or directors of our general partner upon exercise or vesting of the related award. The fair values of our equity-based awards are re-measured at the end of each reporting period and are recorded as liabilities. The liability and related compensation cost for our stock appreciation rights are calculated using a Black-Scholes option pricing model that takes into consideration the expected future value of the rights at their expected exercise dates and management’s assumptions about expectation of forfeitures prior to vesting. The fair value of our phantom units is equal to the market price of our common units. Our phantom units include both service-based and performance-based awards. For our performance-based awards, our fair value estimates are weighted based on probabilities for each performance condition applicable to the award. See Note 15 for more information on these plans.

Revenue Recognition
Revenue Recognition
Product Sales—Revenues from the sale of crude oil, petroleum products and CO2 by our supply and logistics segment, and caustic soda and NaHS by our refinery services segment are recognized when title to the inventory is transferred to the customer, pricing is fixed and determinable, collectibility is reasonably assured and there are no further significant obligations for future performance by us. Most frequently, title transfers upon our delivery of the inventory to the customer at a location designated by the customer, although in certain situations, title transfers when the inventory is loaded for transportation to the customer. Our crude oil and petroleum products are typically sold at prices based off daily or monthly published prices. Many of our contracts for sales of NaHS incorporate the price of caustic soda in the pricing formulas.
Marine Transportation—Revenues from the inland and offshore marine transportation of heavy refined petroleum products, including asphalt and crude oil, via our barges or vessels are recognized over the transit time of individual shipments as determined on an individual contract basis. Revenue from these contracts is typically based on a set day rate or a set fee per cargo movement. The costs of fuel, substantially all of which is a pass through expense, and other specified operational costs are directly reimbursed by the customer under most of these contracts.
Rail Facility Loading and Unloading Revenues—Revenues based on a per barrel fee from the loading and/or unloading of crude oil at our rail facilities is recognized as the crude oil enters or exits the railcars.
Pipeline Transportation—Revenues from transportation of crude oil by our pipelines are based on actual volumes at a published tariff. Tariff revenues are recognized either at the point of delivery or at the point of receipt pursuant to the specifications outlined in our regulated tariffs.
In order to compensate us for bearing the risk of volumetric losses in volumes that occur to crude oil in our pipelines due to temperature, crude quality and the inherent difficulties of measurement of liquids in a pipeline, our tariffs include the right for us to make volumetric deductions from the shippers for quality and volumetric fluctuations. We refer to these deductions as pipeline loss allowances.
We compare these allowances to the actual volumetric gains and losses of the pipeline and the net gain or loss is recorded as revenue or a reduction of revenue, based on prevailing market prices at that time. When net gains occur, we have crude oil inventory. When net losses occur, we reduce any recorded inventory on hand and record a liability for the purchase of crude oil that we must make to replace the lost volumes. We reflect inventories in the Consolidated Financial Statements at the lower of the recorded value or the market value at the balance sheet date. We value liabilities to replace crude oil at current market prices. The crude oil in inventory can then be sold, resulting in additional revenue if the sales price exceeds the inventory value.
Income from direct financing leases is being recognized ratably over the term of the leases and is included in pipeline revenues.

Cost of Sales and Operating Expenses
Cost of Sales and Operating Expenses
Supply and logistics costs and expenses include the cost to acquire the product and the associated costs to transport it to our terminal facilities or to a customer for sale. Other than the cost of the products, the most significant costs we incur relate to transportation utilizing our fleet of trucks, railcars and barges, including personnel costs, fuel and maintenance of our equipment.
When we enter into buy/sell arrangements concurrently or in contemplation of one another with a single counterparty, we reflect the amounts of revenues and purchases for these transactions on a net basis in our Consolidated Statements of Operations as supply and logistics revenues.
Marine operating costs consist primarily of employee and related costs to man the boats, barges, and vessels, maintenance and supply costs related to general upkeep of the boats, barges, and vessels, and fuel costs which are rebillable and passed through to the customer.
The most significant operating costs in our refinery services segment consist of the costs to operate NaHS plants located at various refineries, caustic soda used in the process of processing the refiner’s sour gas stream, and costs to transport the NaHS and caustic soda.
Pipeline operating costs consist primarily of power costs to operate pumping equipment, personnel costs to operate the pipelines, insurance costs and costs associated with maintaining the integrity of our pipelines.

Excise and Sales Taxes
Excise and Sales Taxes
We collect and remit excise and sales taxes to state and federal governmental authorities on its sales of fuels. These taxes are presented on a net basis, with any differences due to rebates allowed by those governmental entities reflected as a reduction of product cost in the Consolidated Statements of Operations.

Income Taxes
Income Taxes
We are a limited partnership, organized as a pass-through entity for federal income tax purposes. As such, we do not directly pay federal income tax. Our taxable income or loss, which may vary substantially from the net income or net loss we report in our Consolidated Statements of Operations, is included in the federal income tax returns of each partner.
Some of our corporate subsidiaries pay U.S. federal, state, and foreign income taxes. Deferred income tax assets and liabilities for certain operations conducted through corporations are recognized for temporary differences between the assets and liabilities for financial reporting and tax purposes. Changes in tax legislation are included in the relevant computations in the period in which such changes are effective. Deferred tax assets are reduced by a valuation allowance for the amount of any tax benefit not expected to be realized. Penalties and interest related to income taxes will be included in income tax expense in the Consolidated Statements of Operations.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
When we hold inventory positions in crude oil and petroleum products, we use derivative instruments to hedge exposure to price risk. Derivative transactions, which can include forward contracts and futures positions on the NYMEX, are recorded in the Consolidated Balance Sheets as assets and liabilities based on the derivative’s fair value. Changes in the fair value of derivative contracts are recognized currently in earnings unless specific hedge accounting criteria are met. We must formally designate the derivative as a hedge and document and assess the effectiveness of derivatives associated with transactions that receive hedge accounting. Accordingly, changes in the fair value of derivatives are included in earnings in the current period for (i) derivatives accounted for as fair value hedges; (ii) derivatives that do not qualify for hedge accounting and (iii) the portion of cash flow hedges that is not highly effective in offsetting changes in cash flows of hedged items. Changes in the fair value of cash flow hedges are deferred in Accumulated Other Comprehensive Income (“AOCI”) and reclassified into earnings when the underlying position affects earnings.

Fair Value of Current Assets and Current Liabilities	Fair Value of Current Assets and Current Liabilities The carrying amount of other current assets and other current liabilities approximates their fair value due to their short-term nature.
Net Income Per Common Unit
Net Income Per Common Unit
Basic and diluted net income per common unit is determined by dividing net income attributable to limited partners by the weighted average number of outstanding common units during the period.

Reclassification, Policy [Policy Text Block]
Prior Period Reclassifications
Certain prior period amounts have been reclassified to conform to the current period presentation, including our expanded presentation of "Revenues" and "Costs and Expenses" on our Consolidated Statements of Operations and expanded presentation in Note 12 relating to our change in segment reporting as previously discussed in Note 1.

Recent and Proposed Accounting Pronouncements
Recent and Proposed Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board ("FASB") issued revised guidance on revenue from contracts with customers that will supersede most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity will recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The new standard provides a five-step analysis for transactions to determine when and how revenue is recognized. The guidance will be effective for us beginning January 1, 2017 and early adoption is not permitted. The guidance permits the use of either a full retrospective or a modified retrospective approach. We are evaluating the transition methods and the impact of the amended guidance on our financial position, results of operations and related disclosures.